UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 90.44%

Accident & Health Insurance - 1.22%
320	Reinsurance Group of America, Inc.	$ 14,272

Aircraft Parts & Auxiliary Equipment - 0.41%
220	Aar Corp. *	4,827

Biological Products, (No Diagnostic Substances) - 1.51%
2,250	PDL Biopharma, Inc. *	17,730

Bituminous Coal & Lignite Surface Mining - 0.47%
100	BHP Billiton PLC (United Kingdom) ADR	5,510

Canned, Fruits, Veg., Preserves, Jams & Jellies - 1.68%
720	Seneca Foods Corp. *	19,728

Crude Petroleum & Natural Gas - 2.37%
480	Linn Energy, Inc.	10,992
936	Pennzenergy Co. *	16,764
		27,756
Deep Sea Foreign Transportation - 0.48%
3,250	Freeseas, Inc. *	5,623

Diversified Financial Services - 0.78%
850	Prospect Capital Corp.	9,104

Electronic Components, NEC - 1.12%
920	LG Display Co. Ltd. *	13,184

Fats & Oils - 2.22%
890	Archer Daniels Midland Co.	26,006

Finance - SBIC & Commerical - 1.51%
1,809	Hercules Technology Growth Capital, Inc.	17,764

Fire, Marine & Casualty Insurance - 3.39%
2,800	Affirmative Insurance Holdings, Inc. *	13,776
70	Fairfax Financial Holdings Ltd. *	25,951
		39,727
Functions Related To Depository Banking, NEC - 0.52%
900	QC Holdings, Inc.	6,075

Hospital & Medical Service Plan - 3.20%
475	Amerigroup Corp. *	10,531
535	Centene Corp. *	10,133
150	Cigna Corp. *	4,213
340	Humana, Inc. *	12,682
		37,559
Jewelry, Precious Metal - 5.98%
2,400	Fuqi International, Inc. (China) *	70,104

Meat Packing Plants - 1.88%
1,500	Zhongpin, Inc. (China) *	22,080

Medicinal Chemicals & Botanical Products - 2.10%
700	Nutraceutical International Corp. *	7,889
490	Usana Health Sciences, Inc. *	16,714
		24,603
Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.09%
800	China-Biotics, Inc. *	12,800

Miscellaneous Transportation Equipment - 0.47%
1,000	Force Protection, Inc. *	5,460

Motor Vehicles & Passenger Car - 0.66%
1,500	Spartan Motors, Inc.	7,710

National Commercial Banks - 0.34%
380	First United Corp.	4,017

Oil & Gas Field Machinery & Equipment - 2.47%
450	Oil States International, Inc. *	15,809
2,800	WSP Holdings Ltd. (China) ADR *	13,160
		28,969
Oil & Gas Field Services, NEC - 1.43%
1,700	Cal Dive International, Inc. *	16,813

Ophthalmic Goods - 1.50%
2,250	Shamir Optical Industry Ltd. (Israel) *	17,618

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.67%
600	Span American Medical Systems, Inc.	7,800

Personal Credit Institutions - 2.55%
3,450	Advance America, Cash Advance Centers, Inc.	19,320
850	Nelnet, Inc. - Class A *	10,574
		29,894
Pharmaceutical Preparations - 8.76%
460	Astrazeneca Plc (United Kingdom) ADR	20,677
1,200	Dr Reddys Laboratories Ltd.	23,400
400	Emergent Biosoluctions, Inc. *	7,064
100	Endopharmaceutical Holdings, Inc.	2,263
260	Glaxosmithkline Plc. (United Kingdom) ADR	10,273
804	Matrixx Initiatives, Inc. *	4,567
590	Pfizer, Inc.	9,764
100	Sanofi-Aventis (France) ADR *	3,695
920	Sepracor, Inc. *	21,068
		102,771
Retail-Auto Dealers & Gasoline Stations - 0.44%
330	Pantry, Inc. *	5,174

Retail-Catalog & Mail-Order Houses - 1.35%
2,300	PC Mall, Inc. *	15,778

Retail-Drug Stores & Proprietary Stores - 1.61%
2,800	Bioscrip, Inc. *	18,928

Retail-Eating Places - 1.90%
205	Cracker Barrel Old Country Store, Inc.	7,052
2,600	Famous Daves of America, Inc. *	15,210
		22,262
Retail-Radio, Tv & Consumer Electronic Stores - 1.06%
1,100	Conns, Inc. *	12,419

Search, Detection, Navagation, Guidance & Aeronautical Systems - 0.32%
100	Harris Corp.	3,760

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.07%
120	GFI Group, Inc.	867

Semiconductors & Related Devices - 1.53%
5,400	Himax Technologies, Inc. (Taiwan) ADR *	17,982

Services-Computer Integrated Systems Design - 1.16%
445	Synnex Corp. *	13,563

Services-Computer Programming - 3.34%
1,870	Computer Task Group, Inc. *	15,166
2,525	Virtusa Corp. *	23,962
		39,128
Services-Computer Programming, Data Processing, Ect. - 0.68%
6,916	Halifax Corp. *	8,023

Services-Engineering Serives - 1.16%
350	VSE Corp.	13,653

Services-Equipment Rental & Leasing - 1.19%
700	Aerocentury Corp. *	13,923

Services-Help Supply Services - 0.16%
1,300	Comforce Corp. *	1,846

Services-Management Consulting Services - 0.54%
1,400	Mastech Holdings, Inc. *	6,314

Services-Miscellaneous Equipment - 0.53%
650	Babcock & Brown Air Ltd. (Ireland) ADR	6,240

Services-Skilled Nursing Care - 0.80%
1,300	Advocat, Inc.	9,425

State Commercial Banks - 0.91%
550	Horizon Bancorp	9,405
100	Oriental Financial Group, Inc.	1,270
		10,675
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.56%
1,100	Friedman Industries, Inc.	6,600

Telephone & Telegraph Apparatus - 1.49%
3,000	Orsus Xelent Technologies, Inc. (China) *	2,460
5,200	Qiao Xing Communication Co. Ltd. (China) *	15,028
		17,488
Telephone Communciations - 2.11%
221	Brasil Telecom Participaceoes SA (Brazil) ADR *	11,779
565	Nippon Telegraph & Telephone Corp. (Japan) ADR *	13,012
		24,791
Water, Sewer, Pipeline, Comm & Powerline Construction - 0.98%
1,600	Primoris Services Corp.	11,536

Wholesale-Computers & Peripheral Equipment & Software - 0.46%
350	Eplus, Inc. *	5,442

Wholesale-Drugs, Proprietaries & Druggist Sundries - 1.22%
240	Mckesson Corp.	14,292

Wholesale-Electrical Parts & Equipment - 4.26%
5,009	Richardson Electronics Ltd.	25,546
1,400	Tessco Technologies, Inc.	24,360
		49,906
Wholesale-Groceries & General Lines - 3.70%
500	Amcon Distributing Co.	30,500
450	Core-Mark Holding Co., Inc. *	12,883
		43,383
Wholesale-Industrial Machinery - 1.09%
1,850	CE Franklin Ltd. *	12,765

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.24%
250	MWI Veterinary Supply, Inc. *	9,987
360	Owens & Minor, Inc.	16,290
		26,277
Wholesale-Metals Service Centers - 0.98%
270	Reliance Steel & Aluminum Co.	11,491

Wholesale-Miscellaneous Durable Goods - 0.17%
100	Sims Metal Management Ltd. ( Australia) ADR *	1,993

Wholesale-Petroleum & Petroleum Products - 1.65%
400	World Fuel Services Corp.	19,228

TOTAL FOR COMMON STOCKS (Cost $878,813) - 90.44%		1,060,656

REAL ESTATE INVESTMENT TRUSTS - 1.39%
850	Brandywine Realty Trust	$ 9,384
500	Capstead Mortgage Corp.	6,955

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $13,722) - 1.39%		$ 16,339

LIMITED PARTNERSHIPS - 1.67%
50	Calumet Specialty Products Partners, L.P.	$ 792
750	Global Partners L.P.	18,750

TOTAL FOR LIMITED PARTNERSHIPS (Cost $8,765) - 1.67%		$ 19,542

SHORT TERM INVESTMENTS - 6.38%
74,779	Fidelity Money Market Portfolio Class Select 0.43% ** (Cost $74,779)	74,779

TOTAL INVESTMENTS (Cost $976,079) - 99.87%		$ 1,171,316

OTHER ASSETS LESS LIABILITIES - 0.13%		1,470

NET ASSETS - 100.00%		$ 1,172,786

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2009 (Unaudited)

1. SECURITY TRANSACTIONS
At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $976,079 amounted to $195,237, which consisted of aggregate gross unrealized appreciation of
$260,731 and aggregate gross unrealized depreciation of $65,494.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of September 30, 2009.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,060,656	$0	$0	$1,060,656
Real Estate Investment Trusts	$16,339	$0	$0	$16,339
Limited Partnerships	$19,542	$0	$0	$19,542
Cash Equivalents	$74,779	$0	$0	$74,779
Total	$1,171,316	$0	$0	$1,171,316

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 17, 2009